AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRALIA — 3.0%
54,529	Aristocrat Leisure, Ltd.	$ 1,930,635
645,409	Harvey Norman Holdings, Ltd.	2,018,755
		3,949,390
	BELGIUM — 3.4%
5,128	D’ieteren Group	1,178,610
28,182	Groupe Bruxelles Lambert N.V.	2,104,206
9,225	Solvay S.A.	324,627
9,861	Syensqo S.A.*	872,107
		4,479,550
	CANADA — 4.0%
15,408	Descartes Systems Group, Inc.*	1,566,174
9,340	FirstService Corp.	1,627,578
12,510	RB Global, Inc.	996,037
10,426	Suncor Energy, Inc.	416,150
18,572	Suncor Energy, Inc.[1]	741,394
		5,347,333
	FINLAND — 1.4%
172,590	Nokia Oyj	676,257
91,293	Stora Enso Oyj - R Shares	1,140,015
		1,816,272
	FRANCE — 1.3%
33,155	Dassault Systemes S.E.	1,257,131
2,725	Sartorius Stedim Biotech	545,366
		1,802,497
	GERMANY — 4.0%
11,747	Beiersdorf A.G.	1,705,874
6,747	Merck KGaA	1,210,494
13,713	Puma S.E.	681,103
8,399	SAP S.E.	1,772,450
		5,369,921
	ITALY — 2.1%
15,688	Interpump Group S.p.A.	680,737
14,339	Moncler S.p.A.	854,634
19,461	Prysmian S.p.A.	1,338,073
		2,873,444
	JAPAN — 33.7%
121,800	Amada Co., Ltd.	1,447,012
34,400	Asahi Group Holdings, Ltd.	1,270,052
33,600	Azbil Corp.	979,907
51,900	Bandai Namco Holdings, Inc.	1,105,885

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
36,100	BIPROGY, Inc.	$ 1,180,220
33,800	Chugai Pharmaceutical Co., Ltd.	1,484,675
67,600	Denso Corp.	1,129,512
21,200	Fuji Electric Co., Ltd.	1,202,169
66,000	FUJIFILM Holdings Corp.	1,570,384
5,600	Hikari Tsushin, Inc.	1,049,953
27,000	Hisamitsu Pharmaceutical Co., Inc.	743,460
27,284	Hoshizaki Corp.	860,808
86,600	J Front Retailing Co., Ltd.	1,052,139
47,500	Kao Corp.	2,084,873
15,000	Konami Group Corp.	1,137,512
68,600	Kubota Corp.	993,939
70,000	Mazda Motor Corp.	638,309
218,400	Mitsubishi Chemical Group Corp.	1,297,975
33,132	Nifco, Inc.	853,073
9,300	Nitori Holdings Co., Ltd.	1,104,244
89,400	NOF Co., Ltd.*	1,282,533
40,600	Nomura Research Institute, Ltd.	1,260,149
84,600	NS Solutions Corp.	1,937,040
27,400	Recruit Holdings Co., Ltd.	1,576,693
62,100	Resonac Holdings Corp.	1,559,310
92,400	Sanwa Holdings Corp.	1,995,879
17,200	SCREEN Holdings Co., Ltd.	1,474,106
25,400	Secom Co., Ltd.	1,624,344
111,200	Sekisui Chemical Co., Ltd.	1,680,268
28,500	Shionogi & Co., Ltd.	1,249,598
51,900	Tokyo Ohka Kogyo Co., Ltd.	1,346,999
47,700	TOPPAN Holdings, Inc.	1,355,294
89,300	Tosoh Corp.	1,218,483
34,800	Unicharm Corp.	1,160,617
47,000	Yokogawa Electric Corp.	1,193,586
		45,101,000
	NETHERLANDS — 0.9%
42,526	Koninklijke Philips N.V.*	1,200,133
	NORWAY — 1.2%
194,665	Orkla ASA	1,639,640
	SWEDEN — 4.1%
120,724	Atlas Copco AB - Class A	2,146,936
74,398	Epiroc AB - Class A	1,388,333

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
74,433	Volvo AB - Class B	$ 1,898,050
		5,433,319
	SWITZERLAND — 2.6%
17,084	Alcon, Inc.	1,618,249
10,696	Garmin Ltd.	1,831,690
		3,449,939
	UNITED KINGDOM — 4.8%
353,934	Convatec Group PLC[2]	1,064,698
84,084	GSK PLC	1,632,985
115,997	Sage Group plc	1,618,057
41,069	The Weir Group PLC	1,071,902
1,097,560	Vodafone Group PLC	1,021,231
		6,408,873
	UNITED STATES — 30.5%
10,321	3M Co.	1,316,444
5,078	Accenture PLC - Class A	1,678,888
11,578	Agilent Technologies, Inc.	1,637,129
5,184	Airbnb, Inc. - Class A*	723,479
7,254	Akamai Technologies, Inc.*	712,923
8,406	Alphabet, Inc. - Class A*	1,441,965
7,040	Amazon.com, Inc.*	1,316,339
35,274	Amphenol Corp. - Class A	2,266,707
8,044	Analog Devices, Inc.	1,861,221
20,907	Boston Scientific Corp.*	1,544,609
14,705	Carrier Global Corp.	1,001,558
5,573	Danaher Corp.	1,544,167
5,747	Datadog, Inc.*	669,181
6,942	Ecolab, Inc.	1,601,450
10,272	Genuine Parts Co.	1,511,114
7,985	Global Payments, Inc.	811,595
3,301	Hubbell, Inc.	1,306,041
2,149	Intuit, Inc.	1,391,155
38,461	Keurig Dr Pepper, Inc.	1,318,443
2,081	KLA Corp.	1,712,809
1,451	Lam Research Corp.	1,336,719
10,696	Micron Technology, Inc.	1,174,635
1,760	Monolithic Power Systems, Inc.	1,519,038
11,864	NetApp, Inc.	1,506,491
9,632	PPG Industries, Inc.	1,223,071
2,713	Solventum Corp.*	159,741
5,034	STERIS PLC	1,201,918

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,647	Thermo Fisher Scientific, Inc.	$ 1,623,511
5,078	Trane Technologies PLC	1,697,474
14,852	TransUnion	1,340,542
2,049	Veralto Corp.	218,341
7,510	Zoom Video Communications, Inc. - Class A*	453,604
		40,822,302
	TOTAL COMMON STOCKS
	(Cost $104,636,262)	129,693,613

	TOTAL INVESTMENTS — 97.0%
	(Cost $104,636,262)	$ 129,693,613
	Other Assets in Excess of Liabilities — 3.0%	3,977,950
	TOTAL NET ASSETS — 100.0%	$ 133,671,563

PLC –	Public Limited Company

*	Non-income producing security.
[1]	Denoted investment is a Canadian security traded on U.S. stock exchange.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,064,698, which represents 0.80% of total net assets of the Fund.